Expense Example - BNY Mellon Sustainable U.S. Equity Fund, Inc.	May 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	870
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	1,725
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,177
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	893
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	904
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	$ 953